Nationwide Bailard International Equities Fund
FUND SUMMARY: NATIONWIDE BAILARD INTERNATIONAL EQUITIES FUND
Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Nationwide Funds. More information about these and other discounts is available from your financial professional and in “Investing in Nationwide Funds” commencing on page 71 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 75 of the Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nationwide Bailard International Equities Fund	Class A Shares	Class C Shares	Institutional Class Shares	Institutional Service Class Shares	Class M Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nationwide Bailard International Equities Fund		Class A Shares	Class C Shares	Institutional Class Shares	Institutional Service Class Shares	Class M Shares
Management Fees		0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fee		0.25%	1.00%	none	none	none
Other Expenses	[1]	0.26%	0.22%	0.13%	0.22%	0.13%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.27%	1.98%	0.89%	0.98%	0.89%
[1]	"Other expenses" has been restated to reflect current fees. More information about administrative services fees can be found in "Investing with Nationwide Funds" on page 74 of this Prospectus.

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Nationwide Bailard International Equities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A shares	697	955	1,232	2,021
Class C shares	301	621	1,068	2,306
Institutional Class shares	91	284	493	1,096
Institutional Service Class shares	100	312	542	1,201
Class M shares	91	284	493	1,096

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Nationwide Bailard International Equities Fund Class C shares	201	621	1,068	2,306

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate was 83.79% of the average value of its portfolio.
Principal Investment Strategies
The Fund will, under normal market conditions, invest at least 80% of its net assets in the equity securities of issuers located in developed and, to a lesser extent, emerging market countries around the world. It will normally invest in established companies in Europe, the United Kingdom, Japan, Asia, Australia and Canada, among other areas. Under normal market conditions, the Fund's holdings will be spread across multiple industries and geographic regions.

The Fund employs a disciplined, quantitative approach that focuses first on country selection and then on stock selection within individual countries. A multifactor model is used to rank countries according to their characteristics, including various measures of value, momentum and risk. The relative weighting among these characteristics typically changes over time according to changes in the overall conditions across global markets. The Fund's subadviser systematically tracks these changes in overall conditions using various measures of monetary liquidity, sentiment, risk aversion and risk premiums. As conditions change, the model changes the relative weights of the selection factors that generate the rankings. The subadviser's stock selection models rank securities according to various measures of value, momentum, quality and analysts' expectations. Instead of looking at global conditions to set the relative weights of selection factors, the models use local conditions. Because global economies are not synchronized, the relative importance of these factors varies by country. The subadviser generally over-weights those countries and companies that appear to be the most attractive and underweights those countries and companies that appear to be the least attractive. The subadviser aims to remain neutral with respect to sectors. In overweighting and underweighting countries, the subadviser may consider global market indices and its own estimates of competitor portfolio weightings.

The Fund may also invest in equity securities of U.S. companies. The Fund may use derivatives, such as forward foreign currency contracts (including forward foreign currency cross hedges), futures and other derivatives, for investing and to hedge its investments and risk. Such instruments will principally be used for hedging and risk management purposes, including to help protect its international stock investments from the risk of a strong U.S. dollar.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Emerging markets risk – emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, nationalization of assets, and ethnic, religious and racial conflicts.

Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, commodity, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Certain derivatives may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund's losses and reducing the Fund's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivatives may also be more difficult to purchase, sell or value than other instruments.

Futures – the prices of futures contracts are typically more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.

Forwards – using forwards can involve greater risks than if the Fund were to invest directly in the underlying securities or assets. Because forwards often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund's losses and reducing the Fund's opportunities for gains. Currently there are few central exchanges or markets for forward contracts, and therefore they may be less liquid than exchange-traded instruments. If a forward counterparty fails to meet its obligations under the contract, the Fund may lose money.

In addition to these risks, the Fund's subadviser may select securities that underperform the stock market, the Fund's benchmark or other mutual funds with similar investment objectives and strategies. If the value of the Fund's investments goes down, you may lose money.
Performance
The Fund has adopted the historical performance of the HighMark International Opportunities Fund, a former series of HighMark Funds (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on September 16, 2013. The returns presented for periods prior to September 16, 2013 reflect the performance of the Predecessor Fund. The returns presented for periods prior to April 3, 2006 are based on the performance of the Bailard International Equity Fund (the “Prior Predecessor Fund”), which was acquired as the result of a reorganization between the Predecessor Fund and the Prior Predecessor Fund. The Fund and the Predecessor Fund have substantially similar investment goals and strategies.

The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were reflected, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. The table also compares the Fund’s average annual total returns to a secondary broad-based securities index that measures the performance of stocks issued by companies in the developed countries of Europe, Australasia and the Far East. The Fund replaced the primary broad-based securities index, MSCI All Country World ex-U.S. Index, with the Fund’s secondary broad-based securities index, MSCI EAFE Index. The Adviser believes changing the primary benchmark to MSCI EAFE Index provides a more accurate representation of the Fund’s current asset weightings and peer category. The Adviser will use the MSCI All Country World ex-U.S. Index as a secondary benchmark. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Class A Shares (Years Ended December 31,)

Best quarter: 23.03% – 2nd qtr. 2009 Worst quarter: -22.71% – 3rd qtr. 2011 Year-to-date total return as of September 30, 2014: -1.08%
After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Historical performance for Class A, Class C, Class M and Institutional Service Class shares is based on the previous performance of Class A, Class C, Class M and Fiduciary Class Shares, respectively, of the Predecessor Fund. The historical performance for each of these share classes for the period prior to April 3, 2006 was based on the previous performance of the Prior Predecessor Fund, and had been adjusted to reflect applicable sales charges and higher share class expenses than those of shares of the Prior Predecessor Fund.

The Fund commenced offering Institutional Class shares on September 18, 2013. Therefore, pre-inception historical performance of Institutional Class shares is based on the previous performance of the Predecessor Fund’s Fiduciary Class Shares. Performance for Institutional Class shares has not been adjusted to reflect that share class’s lower expenses than those of the Predecessor Fund’s Fiduciary Class Shares.
Average Annual Total Returns For the Periods Ended December 31, 2013
Average Annual Total Returns Nationwide Bailard International Equities Fund	1 Year	5 Years	10 Years	Inception Date
Class A shares	14.69%	11.08%	7.17%
Class A shares After Taxes on Distributions	14.31%	10.94%	6.61%
Class A shares After Taxes on Distributions and Sales of Shares	8.87%	9.13%	5.99%
Class C shares	19.53%	11.56%	7.07%
Class M shares	21.84%	12.71%	8.14%
Institutional Class shares	21.84%	12.52%	8.02%	Sep. 18, 2013
Institutional Service Class shares	21.68%	12.49%	8.00%
MSCI EAFE Index Net (The Index does not pay sales charges, fees, expenses or taxes.)	22.78%	12.44%	6.91%
MSCI All Country World ex-U.S. Index Gross (The Index does not pay sales charges, fees, expenses or taxes.)	15.83%	13.21%	7.77%